VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Investments

September 30, 2025 (unaudited)

2.11%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 0.000%(B)			16,174		$16,174
	(Cost: $16,174)
106.44%	OPTIONS PURCHASED
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
104.60%
	CALL
	S&P 500 Mini Index	1	$ 66,885	$0.02	10/15/2025 $	66,862
	S&P 500 Mini Index	1	66,885	0.02	11/19/2025	66,847
	S&P 500 Mini Index	1	66,885	0.02	01/21/2026	66,788
	S&P 500 Mini Index	1	66,885	0.02	03/18/2026	66,774
	S&P 500 Mini Index	1	66,885	0.02	12/17/2025	66,812
	S&P 500 Mini Index	1	66,885	0.02	04/15/2026	66,755
	S&P 500 Mini Index	1	66,885	0.02	05/20/2026	66,738
	S&P 500 Mini Index	1	66,885	0.02	06/17/2026	66,707
	S&P 500 Mini Index	1	66,885	0.02	07/15/2026	66,697
	S&P 500 Mini Index	1	66,885	0.02	02/18/2026	66,787
	S&P 500 Mini Index	1	66,885	0.02	08/19/2026	66,669
	S&P 500 Mini Index	1	66,885	0.02	09/16/2026	66,629
	(Cost: $713,004)					801,065
1.84%	PUT
	S&P 500 Mini Index	1	66,885	584.24	10/15/2025	17
	S&P 500 Mini Index	1	66,885	591.7	11/19/2025	198
	S&P 500 Mini Index	1	66,885	594.98	01/21/2026	627
	S&P 500 Mini Index	1	66,885	614.41	02/18/2026	1,001
	S&P 500 Mini Index	1	66,885	567.52	03/18/2026	716
	S&P 500 Mini Index	1	66,885	587.21	12/17/2025	367
	S&P 500 Mini Index	1	66,885	527.56	04/15/2026	553
	S&P 500 Mini Index	1	66,885	584.45	05/20/2026	1,178
	S&P 500 Mini Index	1	66,885	598.08	06/17/2026	1,485
	S&P 500 Mini Index	1	66,885	626.36	07/15/2026	2,113
	S&P 500 Mini Index	1	66,885	639.57	08/19/2026	2,593
	S&P 500 Mini Index	1	66,885	660.03	09/16/2026	3,253
	(Cost: $38,394)					14,101
106.44%	TOTAL OPTIONS PURCHASED
						815,166
	(Cost: $751,398)

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Investments

September 30, 2025 (unaudited)

	Shares	Value
108.55%	TOTAL INVESTMENTS	$831,340
	(Cost: $767,572)
(8.55%)	Liabilities in excess of other assets	(65,474)
100.00%	NET ASSETS	$765,866

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2025

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Options Written

September 30, 2025 (unaudited)

(7.15%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(6.62%) CALL
S&P 500 Mini Index	1	$(66,885)	$642.20	10/15/2025 $	(2,868)
S&P 500 Mini Index	1	(66,885)	653.89	11/19/2025	(2,589)
S&P 500 Mini Index	1	(66,885)	655.14	01/21/2026	(3,524)
S&P 500 Mini Index	1	(66,885)	675.76	02/18/2026	(2,548)
S&P 500 Mini Index	1	(66,885)	627.31	03/18/2026	(6,523)
S&P 500 Mini Index	1	(66,885)	649.63	12/17/2025	(3,424)
S&P 500 Mini Index	1	(66,885)	594.16	04/15/2026	(9,634)
S&P 500 Mini Index	1	(66,885)	648.36	05/20/2026	(5,655)
S&P 500 Mini Index	1	(66,885)	664.05	06/17/2026	(4,858)
S&P 500 Mini Index	1	(66,885)	690.47	07/15/2026	(3,479)
S&P 500 Mini Index	1	(66,885)	701.74	08/19/2026	(3,209)
S&P 500 Mini Index	1	(66,885)	723.02	09/16/2026	(2,410)
(Premiums Received: $19,920)					(50,721)
(0.53%) PUT
S&P 500 Mini Index	1	(66,885)	467.39	10/15/2025	0
S&P 500 Mini Index	1	(66,885)	473.36	11/19/2025	(11)
S&P 500 Mini Index	1	(66,885)	475.99	01/21/2026	(120)
S&P 500 Mini Index	1	(66,885)	491.53	02/18/2026	(217)
S&P 500 Mini Index	1	(66,885)	454.02	03/18/2026	(175)
S&P 500 Mini Index	1	(66,885)	469.77	12/17/2025	(52)
S&P 500 Mini Index	1	(66,885)	422.05	04/15/2026	(146)
S&P 500 Mini Index	1	(66,885)	467.56	05/20/2026	(345)
S&P 500 Mini Index	1	(66,885)	478.47	06/17/2026	(450)
S&P 500 Mini Index	1	(66,885)	501.09	07/15/2026	(641)
S&P 500 Mini Index	1	(66,885)	511.66	08/19/2026	(820)
S&P 500 Mini Index	1	(66,885)	528.03	09/16/2026	(1,050)
(Premiums Received: $10,287)					(4,027)
(7.15%) TOTAL OPTIONS WRITTEN
					$(54,748)
(Premiums Received: $30,207)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
MONEY MARKET FUND		$16,174	$-	$-	$16,174
OPTIONS PURCHASED		-	815,166	-	815,166
TOTAL INVESTMENTS		$16,174	$815,166	$-	$831,340

OPTIONS WRITTEN		$-	$(54,748)	$-	$-
TOTAL SHORT INVESTMENTS		$-	$(54,748)	$-	$(54,748)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $737,365, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$94,322
Gross unrealized depreciation	(55,095)
Net unrealized appreciation	$39,227